CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Effective for the annual periods beginning on or after 1 January 2025, the Company applied for the first-time certain standards and amendments described below.
•In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21). The adoption of this standard on January 1, 2025 did not have an impact on our consolidated financial statements and related disclosures.

The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
There were no new IFRS standards, amendments or interpretations that became effective in 2025 that had a material impact on the Company's consolidated financial statements.